Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Schedule of Reconciliation of Combined Canadian Federal And Provincial Income Tax Rate

The reconciliation of the combined Canadian federal and provincial income tax rate to the income tax recovery presented in the accompanying statements of comprehensive loss is provided below:

	Years ended December 31,
	2019	2018
	$	$

Loss before income taxes	(9,719,054)	(10,238,910)

Expected income tax recovery at statutory tax rates	(2,624,000)	(2,765,000)
Impact of different statutory tax rates on earnings of subsidiaries	62,000	258,000
Change in statutory, foreign tax rates and other	(103,000)	(110,000)
Foreign exchange	2,119,000	(3,063,000)
Non-deductible expenditures	804,000	666,000
Share issuance costs	(473,000)	(834,000)
Adjustment in prior years provision statutory tax returns and expiry of non- capital losses	772,000	591,000
Change in unrecognized deductible temporary differences and others	(557,000)	5,257,000
Total	-	-

Schedule of Components of Deferred Tax Assets

Significant components of deferred tax assets that have not been recognized are as follows:

	As of December 31,
	2019	2018
	$	$

Share issuance costs	1,064,000	1,167,000
Non-capital losses	14,420,000	12,987,000
Provision for site reclamation	203,000	211,000
Allowable capital losses	109,000	43,000
Property and equipment	135,000	95,000
Exploration and evaluation assets	4,050,000	6,035,000
Total	19,981,000	20,538,000

Schedule of Unrecognized Deductible Temporary Differences and Unused Tax Losses

Significant components of unrecognized deductible temporary differences and unused tax losses that have not been recognized on the statements of financial position are as follows:

	As of December 31,
	2019	Expiry dates	2018	Expiry dates
	$		$
Share issuance costs	3,941,000	2020 to 2023	4,321,000	2019 to 2022
Non-capital losses	60,395,000	2027 to 2039	54,963,000	2027 to 2038
Provision for site reclamation	965,000	No Expiry	1,004,000	No Expiry
Capital losses	404,000	No Expiry	159,000	No Expiry
Property and equipment	506,000	No Expiry	332,000	No Expiry
Exploration and evaluation assets	17,777,000	No Expiry	27,259,000	No Expiry